Leases-Group as Lessor - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessor [Abstract]
Sublease income recognized	¥ 49	¥ 54	¥ 51